SCHEDULE OF CONSOLIDATION OF SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2025 [1]
Baoya New Energy (Shandong) Co., Ltd. [Member]
Date of incorporation	Oct. 21, 2021
Entity place of incorporation	The PRC
Percentage of ownership	100.00%
Entity principal activites	Investment holding
Baoya New Energy Automobile Sale (Yantai) Co., Ltd. [Member]
Date of incorporation	Nov. 29, 2019
Entity place of incorporation	The PRC
Percentage of ownership	93.92%
Entity principal activites	New energy vehicle sales
Baoya New Energy Automobile R&D (Xiangyang) Co., Ltd. [Member]
Date of incorporation	May 25, 2022
Entity place of incorporation	The PRC
Percentage of ownership	85.17%
Entity principal activites	Research and development of new energy vehicles
Baoya New Energy Automobile R&D Institution (Yantai) Co., Ltd. [Member]
Date of incorporation	Nov. 29, 2019
Entity place of incorporation	The PRC
Percentage of ownership	85.17%
Entity principal activites	Research and development of new energy vehicles
Baoya Technology Holdings Limited [Member]
Date of incorporation	Jul. 12, 2021
Entity place of incorporation	BVI
Percentage of ownership	100.00%
Entity principal activites	Investment holding
Baoyaev Group Limited [Member]
Date of incorporation	Jul. 28, 2021
Entity place of incorporation	Hong Kong
Percentage of ownership	100.00%
Entity principal activites	Investment holding
Chijet Inc [Member]
Date of incorporation	Jul. 06, 2021
Entity place of incorporation	Cayman Islands
Percentage of ownership	100.00%
Entity principal activites	Investment holding
Dezhou Yarui New Energy Automobile Co Ltd [Member]
Date of incorporation	Feb. 01, 2016
Entity place of incorporation	The PRC
Percentage of ownership	65.23%
Entity principal activites	R&D and manufacturing of new energy vehicles
Dezhou Yitu New Energy Automobile Co Ltd [Member]
Date of incorporation	Apr. 23, 2011
Entity place of incorporation	The PRC
Percentage of ownership	86.43%
Entity principal activites	R&D and manufacturing of special electric vehicles
Faw Jilin Automobile Co Ltd [Member]
Date of incorporation	Jun. 20, 1984
Entity place of incorporation	The PRC
Percentage of ownership	60.05%
Entity principal activites	Commercial vehicles, passenger vehicles manufacturing
Faw Jilin Automobile Sale Co Ltd [Member]
Date of incorporation	Jun. 23, 2021
Entity place of incorporation	The PRC
Percentage of ownership	60.05%
Entity principal activites	Vehicle sales
Jupiter Wellness Acquisition Corp [Member]
Date of incorporation	Sep. 14, 2021
Entity place of incorporation	Delaware, US
Percentage of ownership	100.00%
Entity principal activites	Investment holding
Shandong Baoya New Energy Vehicle Co Ltd [Member]
Date of incorporation	Apr. 14, 2009
Entity place of incorporation	The PRC
Percentage of ownership	85.17%
Entity principal activites	New energy vehicle production and manufacturing
Xiangyang Yazhi New Energy Automobile Co Ltd [Member]
Date of incorporation	May 16, 2016
Entity place of incorporation	The PRC
Percentage of ownership	85.17%
Entity principal activites	R&D and manufacturing of small new energy vehicles
Xiangyang Yazhi New Energy Automobile Sale Co Ltd [Member]
Date of incorporation	Jul. 22, 2016
Entity place of incorporation	The PRC
Percentage of ownership	85.17%
Entity principal activites	Sales of small new energy vehicles
Nex FiInc [Member]
Date of incorporation	Oct. 22, 2025
Entity place of incorporation	Wyoming, US
Percentage of ownership	100.00%
Entity principal activites	Digital asset financial services

[1]	The above subsidiaries was disposed on March 20, 2026. For further details, see Note 5 – Discontinued Operations.